Appendix III - Changes in Other Intangible Assets (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Changes in Other Intangible Assets
Intangible assets at beginning of the year	[1]	€ 2,832,196	€ 2,949,147
Additions		(4,962)	(61,748)
Transfers		3,420	2,252
Disposals		(4,159)
Disposals, net			139
Translation differences		99,637	(57,594)
Intangible assets at end of the year		2,926,132	2,832,196	[1]
Gross carrying amount
Changes in Other Intangible Assets
Intangible assets at beginning of the year		4,004,476	4,003,893
Additions		138,829	85,882
Transfers		5,214	3,183
Disposals		(8,053)	(2,273)
Translation differences		157,257	(86,209)
Intangible assets at end of the year		4,297,723	4,004,476
Gross carrying amount | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year		1,853,483	1,822,085
Additions		102,092	58,573
Disposals		(2,472)
Translation differences		49,866	(27,175)
Intangible assets at end of the year		2,002,969	1,853,483
Gross carrying amount | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year		284,736	292,158
Additions		1,288	2,747
Transfers		1,852	(344)
Disposals		(814)	(1,478)
Translation differences		15,911	(8,347)
Intangible assets at end of the year		302,973	284,736
Gross carrying amount | cumputer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year		359,837	340,991
Additions		25,915	22,174
Transfers		4,883	3,684
Disposals		(1,755)	(117)
Translation differences		12,432	(6,895)
Intangible assets at end of the year		401,312	359,837
Gross carrying amount | Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year		1,389,248	1,431,174
Translation differences		74,095	(41,926)
Intangible assets at end of the year		1,463,343	1,389,248
Gross carrying amount | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year		117,172	117,485
Additions		9,534	2,388
Transfers		(1,521)	(157)
Disposals		(3,012)	(678)
Translation differences		4,953	(1,866)
Intangible assets at end of the year		127,126	117,172
Accumulated depreciation and amortisation
Changes in Other Intangible Assets
Intangible assets at beginning of the year		(1,171,221)	(1,052,663)
Additions, amortisation		(133,678)	(147,209)
Transfers			(931)
Disposals		3,754	974
Translation differences		(57,595)	28,608
Intangible assets at end of the year		(1,358,740)	(1,171,221)
Accumulated depreciation and amortisation | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year		(228,832)	(199,444)
Additions, amortisation		(32,582)	(32,694)
Disposals		2,472
Translation differences		(7,449)	3,306
Intangible assets at end of the year		(266,391)	(228,832)
Accumulated depreciation and amortisation | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year		(91,496)	(77,331)
Additions, amortisation		(16,154)	(16,274)
Transfers			363
Disposals		815	192
Translation differences		(4,529)	1,554
Intangible assets at end of the year		(111,364)	(91,496)
Accumulated depreciation and amortisation | cumputer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year		(251,438)	(220,305)
Additions, amortisation		(34,455)	(34,366)
Transfers			(1,294)
Disposals		467	104
Translation differences		(8,713)	4,423
Intangible assets at end of the year		(294,139)	(251,438)
Accumulated depreciation and amortisation | Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year		(499,347)	(464,094)
Additions, amortisation		(49,262)	(51,484)
Translation differences		(31,454)	16,231
Intangible assets at end of the year		(580,063)	(499,347)
Accumulated depreciation and amortisation | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year		(100,108)	(91,489)
Additions, amortisation		(1,225)	(12,391)
Disposals			678
Translation differences		(5,450)	3,094
Intangible assets at end of the year		(106,783)	(100,108)
Accumulated impairment | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year		(1,059)	(2,083)
Additions, impairment		(10,113)	(421)
Transfers		(1,794)
Disposals		140	1,438
Translation differences		(25)	7
Intangible assets at end of the year		€ (12,851)	€ (1,059)

[1]	Restated figures (Note 2.d)